Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for new and amended IFRS standards [text block]
New and amended IFRS standards that are effective for the current year

Financial Instruments

On
January 1, 2018,
the Company adopted IFRS
9
-
Financial Instruments
("IFRS
9"
) which replaced IAS
39
-
Financial Instruments: Recognition and Measurement
("IAS
39"
) using the modified retrospective approach. IFRS
9
is effective for annual periods beginning on or after
January 1, 2018
and provides a revised model for recognition and measurement of financial instruments; a single, forward-looking expected loss impairment model; and includes significant changes to hedge accounting. IFRS
9
did
not
impact the Company's classification and measurement of financial assets and liabilities except for equity securities as described below. The standard also had negligible impact on the carrying amounts of our financial instruments at the transition date.

The following summarizes the significant changes in IFRS
9
compared to the previous standard:

•
IFRS
9
uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The classification and measurement of financial assets is based on the Company's business models for managing its financial assets and whether the contractual cash flows represent solely payments for principal and interest. Most of the requirements in IAS
39
for classification and measurement of financial liabilities were carried forward in IFRS
9.
The change did
not
impact the carrying amounts of any of our financial assets on transition date. Upon adoption of IFRS
9,
the Company designated its marketable securities previously designated as available-for-sale ("AFS") as financial assets at fair value through other comprehensive income ("FVTOCI"), where they will be recorded initially at fair value. Subsequent changes in fair value will be recognized in other comprehensive income only and will not
be transferred into earnings (loss) upon disposition. This did not
impact the Company’s financial statements as at the date of adoption. However, as a result of this designation, the net change in fair value of the marketable securities classified at FVTOCI, including realized and unrealized gains and losses, if any, is now presented as an item that will not
be reclassified subsequently to net earnings. The Company’s investments in marketable securities previously classified as held for trading continue to be measured at fair value with changes in fair value recognized in profit or loss (“FVTPL”).

•
The adoption of the new "expected credit loss" impairment model under IFRS
9,
as opposed to an incurred credit loss model under IAS
39,
had a negligible impact on the carrying amounts of our financial assets on the transition date given the Company transacts exclusively with large international financial institutions and other organizations with strong credit ratings and the negligible historical level of customer default.

•
The new general hedge accounting requirements retain the
three
types of hedge accounting mechanisms previously available under IAS
39.
Under IFRS
9
however, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been replaced with the principle of an "economic relationship" and retrospective assessment of hedge effectiveness is no
longer required. Enhanced disclosure requirements about an entity's risk management activities have also been introduced. The Company did not
have any hedges in place as at
December 31, 2017
and has
not
designated any of its financial instruments as hedges upon adoption of IFRS
9.

The Company has also adopted a narrow scope amendment to IFRS
7
-
Financial Instruments - Disclosures
. As a result of applying the amendment, the Company will add disclosure relating to its risk management strategies if hedge accounting is applied.

Revenue Recognition
On
January 1, 2018,
the Company adopted IFRS
15
-
"Revenue from Contracts with Customers"
("IFRS
15"
) which supersedes IAS
18
- "
Revenue"
("IAS
18"
). IFRS
15
establishes a single
five
-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after
January 1, 2018.
The Company adopted the standard on
January 1, 2018
using the full retrospective approach without applying any practical expedients.

IFRS
15
requires entities to recognize revenue when control of goods or services transfers to the customer whereas the previous standard, IAS
18,
required entities to recognize revenue when the risks and rewards of the goods or services transfer to the customer. The Company concluded there is no
change in the timing of revenue recognition of its doré and concentrate sales under IFRS
15
compared to the previous standard as the point of transfer of risks and rewards of goods and services and transfer of control occur at the same time. Therefore, no
adjustment was required to the Company's financial statements.

In addition, IFRS
15
requires entities to apportion the transaction price attributable to contracts from customers to distinct performance obligations on a relative standalone selling price basis. In accordance with the terms of some of the Company's concentrate agreements, the Company must contract for and pay the shipping and insurance costs necessary to bring the goods to the named destination. Therefore a portion of the revenue earned under these contracts, representing the obligation to fulfill the shipping and insurance services that occur after the transfer of control, is deferred and recognized over time as the obligations are fulfilled. The impact of this change was insignificant to the Company’s financial statements.

IFRS
15
also requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not
occur. The Company concluded that the adjustments relating to the final assay results for the quantity and quality of concentrate sold are not
significant and does
not
constrain the recognition of revenue.

IFRS
15
contains presentation and disclosure requirements which are more detailed than the previous standards, including disclosures for each of the Company's material revenue streams, the timing of completion of the Company's performance obligations and the portion of revenue related to provisional pricing adjustments on concentrate sales. These disclosures were included in the revenue note disclosure (Note
6
).

Other narrow scope amendments/interpretations

The Company has adopted narrow scope amendments/interpretations to IFRIC
22
-
Foreign Currency Transactions and Advance Consideration
, IFRS
2
-
Share Based Payments
and IAS
1
-
Presentation of Financial Statements
, which did
not
have an impact on the Company's Consolidated Financial Statements.

In preparing the Company’s consolidated financial statements for the years ended
December
31,
2018
and
2017,
the Company applied the following significant accounting policies and associated significant estimates and critical judgments:

Description of accounting policy for business combinations, explanatory [text block]
Business Combinations

Accounting Policy:
Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree. Acquisition-related costs incurred for the business combination are expensed. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair value at the acquisition date.

Goodwill arising on acquisition is recognized as an asset and initially measured at cost, being the excess of the consideration of the acquisition over the Company’s interest in the fair value of the net identifiable assets, liabilities and contingent liabilities recognized. If the Company’s interest in the fair value of the acquiree’s net identifiable assets, liabilities and contingent liabilities exceeds the cost of the acquisition, the excess is recognized in earnings or loss immediately. Goodwill may
also arise as a result of the requirement under IFRS to record a deferred tax liability on the excess of the fair value of the acquired assets over their corresponding tax bases, with the corresponding offset recorded as goodwill.

Accounting Estimates and Judgments:
Determination of a Business

Determination of whether a set of assets acquired and liabilities assumed constitute a business may
require the Company to make certain judgments, taking into account all facts and circumstances. A business consists of inputs, including non-current assets and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders.

In
2018,
the Company concluded that Primero Mining Corp. ("Primero") met the definition of a business and, accordingly, the acquisition was accounted for as a business combination (Note
4
).

Accounting Estimates and Judgments:	Fair Value Estimates

In business combinations, it generally requires time to obtain the information necessary to identify and measure the following as of the acquisition date:

	(i)	The identifiable assets acquired and liabilities assumed;
	(ii)	The consideration transferred in exchange for an interest in the acquiree;
	(iii)	The resulting goodwill.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete.

During the allowable measurement period, the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. The Company may
also recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not
obtainable and shall
not
exceed
one
year from the acquisition date.

As at
December 31, 2018,
the purchase consideration for the acquisition of Primero Mining Corp. ("Primero") has been allocated on a preliminary basis based on management’s best estimates at the time these consolidated financial statements were prepared. The Company is continuing its review to determine the fair value of mining interests, the recoverability of value added tax receivables that are in arrears (see Note
24
(c)) and the outcome of the APA Ruling (see Note
26
) during the allowable measurement period, which shall
not
exceed
one
year from the acquisition date. Any future changes to the purchase price allocation may
result in adjustments to recognized assets, acquired liabilities and/or goodwill.

Accounting Estimates and Judgments:	Consideration for the Acquisition of Primero

Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree.

In determining the total consideration for the acquisition of Primero, the Company included consideration issued to Wheaton Precious Metals Corp. ("WPM") on the basis that WPM is, in substance, an owner of Primero given the following:

(i) The requirement of consent by WPM to a change in control for Primero;
(ii) WPM was a guarantor of certain of Primero's debt facilities and also guarantees through the previous stream agreement which would have resulted in WPM having a significant interest in the residual assets of Primero in the event of a bankruptcy or default; and
(iii) The plan of arrangement for the acquisition of Primero was contemplated together and neither transactions would have been economical without considering the other.
Therefore, management included consideration issued to WPM for the restructuring of the New Stream as part of the consideration for the business combination.

Description of accounting policy for goodwill [text block]
Goodwill

Accounting Policy:
Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. As at
December 31, 2018,
the Company had
$nil
goodwill (
2017
-
$nil
).

Goodwill is allocated to each of the Company’s cash-generating units that is expected to benefit from the synergies of the acquisition. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may
be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first
to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statements of earnings or loss. An impairment loss recognized for goodwill is not
reversed in subsequent periods.

Description of accounting policy for functional currency [text block]
Foreign Currency

Accounting Policy:
The consolidated financial statements are presented in U.S. dollars. The individual financial statements of each entity are presented in their functional currency, which is the currency of the primary economic environment in which the entity operates.

Transactions in foreign currencies are translated into the entities’ functional currencies at the exchange rates at the date of the transactions. Monetary assets and liabilities of the Company’s operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the date of the statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates on the dates of the transactions. Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction, except for depletion and depreciation related to non-monetary assets, which are translated at historical exchange rates. Exchange differences are recognized in the statements of earnings or loss in the period in which they arise.

Accounting Estimates and Judgments:
Determination of Functional Currency

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of each entity is the U.S. dollar. Determination of functional currency may
involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Description of accounting policy for recognition of revenue [text block]
Revenue Recognition (
Note
5
)

Accounting Policy:
The Company's primary product is silver. Other metals, such as gold, lead and zinc, produced as part of the extraction process are considered to be by-products arising from the production of silver. Smelting and refining charges are net against revenue from the sale of metals.

Revenue relating to the sale of metals is recognized when control of the metal or related services are transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the metals.

When considering whether the Company has satisfied its performance obligation, it considers the indicators of the transfer of control, which include, but are not
limited to, whether: the Company has a present right to payment; the customer has legal title to the asset; the Company has transfered physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the asset.

Metals in doré sold are priced on date of transfer of control. Final weights and assays are adjusted on final settlement which is approximately one
month after delivery. Metals in concentrate sold are provisionally priced at the date of transfer of control as the final selling price is subject to movements in the monthly average prices up to the final settlement date, typically one
to
three
months after delivery to the customer. Upon transfer of control of the concentrate, the Company recognizes revenue on a provisional basis based on spot price and, at each period end, subsequently re-estimated by reference to forward market prices of the estimated month of settlement, with the impact of changes in the forward market prices recognized as revenue adjustments as they occur until final settlement.

Revenue from the sale of coins, ingots and bullion is recorded when the products have been shipped and funds have been received. When cash was received from customers prior to shipping of the related finished goods, the amounts are recorded as unearned revenue until the products are shipped.

Accounting Estimates and Judgments:
Determination of Performance Obligations

The Company applied judgment to determine if a good or service that is promised to a customer is distinct based on whether the customer can benefit from the good or service on its own or together with other readily available resources and whether the good or service is separately identifiable. Based on these criteria, the Company determined the primary performance obligation relating to its sales contracts is the delivery of the bullion, doré and concentrates. Shipping and insurance services arranged by the Company for its concentrate sales customers that occur after the transfer of control are also considered to be performance obligations.

Accounting Estimates and Judgments:
Variable Consideration

Variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not
occur. The Company identified a variable component of its revenue for concentrate sales relating to adjustments to the final sales price based on differences between the original and final assay results relating to the quantity and quality of concentrate shipments. Based on the Company's proficiency in its assaying process, evidenced by the insignificant amount of historical adjustments from the initial to final assays, the Company concluded the variability in consideration caused by assaying results was negligible. Therefore, the Company does not
expect a significant amount of reversal in revenue related to assaying differences.

The Company applied judgment to determine the amount of variable consideration to be recognized during the period for which the likelihood of significant reversal is low.

Description of accounting policy for measuring inventories [text block]
Inventories (
Note
13
)

Accounting Policy:
Mineral inventories, including stockpiled ore, work in process and finished goods, are valued at the lower of weighted average cost and estimated net realizable value. Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation and amortization and directly attributable overhead costs. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert the inventories into saleable form.

Any write-downs of inventory to net realizable value are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to the extent that the related inventory has not
been sold.

Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory are valued based on current mining cost per tonne incurred up to the point of stockpiling the ore and are removed at the weighted average cost per tonne. Stockpiled ore tonnage is verified by periodic surveys and physical counts.

Work in process inventory includes precipitates, inventories in tanks and in the milling process. Finished goods inventory includes metals in their final stage of production prior to sale, including primarily doré and dried concentrates at our operations and finished goods in-transit.

Materials and supplies inventories are valued at the lower of weighted average cost and net realizable value. Costs include acquisition, freight and other directly attributable costs.

Description of accounting policy for exploration and evaluation expenditures [text block]
Exploration and Evaluation Expenditures (
Note
15
)

Accounting Policy:	Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:
	•	acquiring the rights to explore;
	•	researching and analyzing historical exploration data;
	•	gathering exploration data through topographical, geochemical and geophysical studies;
	•	exploratory drilling, trenching and sampling;
	•	determining and examining the volume and grade of the resource;
	•	surveying transportation and infrastructure requirements; and
	•	compiling pre-feasibility and feasibility studies.

Capitalization of exploration and evaluation expenditures commences on acquisition of a beneficial interest or option in mineral rights. Capitalized costs are recorded as mining interests at cost less impairment charges, if applicable.
No
amortization is charged during the exploration and evaluation phase as the asset is not
available for use.

The majority of the Company’s exploration and evaluation expenditures focus on mineral deposits in proximity to its existing mining operations. Where the Company is acquiring a new property, the Company makes a preliminary evaluation to determine that the property has significant potential to develop an economic ore body.

Exploration and evaluation expenditures are transferred to development or producing mining interests when technical feasibility and commercial viability of the mineral resource have been demonstrated. Factors taken into consideration include:
	•	there is sufficient geological certainty of converting the mineral deposit into proven and probable reserves;
	•	life of mine plan and economic modeling support the economic extraction of such reserves and resources;
	•	for new properties, a scoping study and/or feasibility study demonstrates that the additional reserves and resources will generate a positive economic outcome; and
	•	operating and environmental permits exist or are reasonably assured as obtainable.

Exploration and evaluation expenditures remain as exploration mining interests and do not
qualify as producing mining interests until the aforementioned criteria are met. Exploration and evaluation expenditures are transferred to development or producing mining interests when the technical feasibility and commercial viability of a mineral resource has been demonstrated according to the above mentioned factors.

Accounting Estimates and Judgments:
Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs

Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have potential future economic benefits and are potentially economically recoverable, subject to impairment analysis. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, history of conversion of mineral deposits to proven and probable reserves, scoping and feasibility studies, accessible facilities, existing permits and life of mine plans.

Description of accounting policy for mining assets [text block]
Mining Interests (
Note
15
)

Accounting Policy:
Exploration, development and field support costs directly related to mining interests are deferred until the property to which they directly relate is placed into production, sold, abandoned or subject to a condition of impairment. The deferred costs are amortized over the useful life of the ore body following commencement of production, or written off if the property is sold or abandoned. Administration costs and other exploration costs that do not
relate to any specific property are expensed as incurred.

Upon commencement of commercial production, mining interests are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material to be extracted in current and future periods based on reserves and resources considered to be highly probable to be economically extracted over the life of mine. If no
published reserves and resources are available, the Company
may
rely on internal estimates of economically recoverable mineralized material, prepared on a basis consistent with that used for determining reserves and resources, for purpose of determining depletion.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee with no
obligation or sale until exercised or expired and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received.

Accounting Estimates and Judgments:
Mineral Reserve and Resource Estimates

Mineral reserve and resource estimates affect the determination of recoverable value used in impairment assessments, the depletion and depreciation rates for non-current assets using the units of production method and the expected timing of reclamation and closure expenditures.

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument
43
-
101
("NI
43
-
101"
) Technical Report standards. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company’s control. Such estimation is a subjective process and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management’s assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company’s financial position, results of operation and cash flows.

Accounting Estimates and Judgments:
Depletion Rate for Mining Interests

Depletion expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depletion rate differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Description of accounting policy for property, plant and equipment [text block]
Property, Plant and Equipment (
Note
16
)

Accounting Policy:
Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and borrowing costs related to the acquisition or construction of qualifying assets.

Property, plant and equipment are depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to machinery and equipment when it becomes available for use.

Depreciation commences when the asset is in the condition and location necessary for it to operate in the manner intended by management. Depreciation charges on assets that are directly related to mineral properties are allocated to those mineral properties.

The Company conducts an annual review of residual balances, useful lives and depreciation methods utilized for property, plant and equipment. Any changes in estimate that arise from this review are accounted for prospectively.

Accounting Estimates and Judgments:
Commencement of Commercial Production

Prior to reaching commercial production levels intended by management, costs incurred are capitalized as part of the related mine or mill and proceeds from mineral sales are offset against costs capitalized. Depletion of capitalized costs for mining properties and depreciation and amortization of property, plant and equipment begin when operating levels intended by management have been reached.

Determining when a mine or mill is in the condition necessary for it to be capable of operating in the manner intended by management is a matter of judgment dependent on the specific facts and circumstances. The following factors may
indicate that commercial production has commenced:

	•	substantially all major capital expenditures have been completed to bring the asset to the condition necessary to operate in the manner intended by management;
	•	the mine or mill has reached a pre-determined percentage of design capacity;
	•	the ability to sustain a pre-determined level of design capacity for a significant period of time (i.e. the ability to process ore continuously at a steady or increasing level);
	•	the completion of a reasonable period of testing of the mine plant and equipment;
	•	the ability to produce a saleable product (i.e. the ability to produce concentrate within required sellable specifications);
	•	the mine or mill has been transferred to operating personnel from internal development groups or external contractors; and
	•	mineral recoveries are at or near the expected production levels.

Accounting Estimates and Judgments:
Depreciation and Amortization Rates for Property, Plant and Equipment

Depreciation and amortization expenses are allocated based on estimated useful life of the asset. Should the expected asset life and associated depreciation rates differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Description of accounting policy for borrowing costs [text block]
Borrowing Costs

Accounting Policy:
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use. Other borrowing costs are recognized as an expense in the period incurred. As at
December 31, 2018
and
2017,
the Company does
not
have any qualifying assets under construction.

Description of accounting policy for impairment of assets [text block]
Impairment of Non-Current Assets (
Note
17
)

Accounting Policy:
At each statement of financial position date, the Company reviews the carrying amounts of its non-current assets to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. Where the asset does not
generate independent cash inflows, the Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs.

If the recoverable amount of the asset or CGU is determined to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and an impairment loss is recognized as an expense in the consolidated statements of earnings or loss. Recoverable amount is the higher of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is determined as the amount that would be obtained from the sale of the asset or CGU in an arm’s length transaction between knowledgeable and willing parties. The Company considers the use of a combination of its internal discounted cash flow economic models and in-situ value of reserves, resources and exploration potential of each CGU for estimation of its FVLCD. These cash flows are discounted by an appropriate post-tax discount rate to arrive at a net present value of the asset. VIU is determined as the present value of the estimated cash flows expected to arise from the continued use of the asset or CGU in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company’s continued use and does not
take into account future development.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, so that the increased carrying amount does not
exceed the carrying amount that would have been determined had no
impairment been recognized for the asset or CGU in prior periods, adjusted for additional amortization which would have been recorded had the asset or CGU not
been impaired. A reversal of an impairment loss is recognized as a gain in the statements of earnings or loss.

Accounting Estimates and Judgments:
Indications of Impairment and Reversal of Impairment

Management considers both external and internal sources of information in assessing whether there are any indications that the Company’s property, plant and equipment and mining interests are impaired or previous impairments should be reversed. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not
within its control and affect the recoverable amount of its property, plant and equipment and mining interests. Internal sources of information management consider include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets.

For exploration and evaluation assets, indications include but are not
limited to expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

Fair Value Estimates

In determining the recoverable amounts of the Company’s property, plant and equipment and mining interests, management makes estimates of the discounted future cash flows expected to be derived from the Company’s mining properties, costs of disposal of the mining properties and the appropriate discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital expenditures, reductions in the amount of recoverable reserves, resources, and exploration potential, and/or adverse current economics can result in an impairment of the carrying amounts of the Company’s non-current assets. Conversely, favourable changes to the aforementioned factors can result in a reversal of previous impairments.

Description of accounting policy for share-based payment transactions [text block]
Share-based Payment Transactions (
Note
23
(b)
)

Accounting Policy:
Employees (including directors and officers) of the Company
may
receive a portion of their remuneration in the form of stock options which are share‐based payment transactions (“share-based payments”). Stock options issued to employees are measured by reference to their fair value using the Black-Scholes model at the date on which they were granted. Forfeitures are estimated at grant date and adjusted prospectively based on actual forfeitures. Share-based payments expense, for stock options that are forfeited or cancelled prior to vesting, is reversed. The costs of share-based payments are recognized, together with a corresponding increase in the equity reserve, over the period in which the services and/or performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). On exercise by the employee, the associated option value in the equity reserve is reclassified to share capital.

In situations where equity instruments are issued to non‐employees, the share-based payments are measured at the fair value of goods or services received. If some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at the fair value of the share‐based payment.

Accounting Estimates and Judgments:
Valuation of Share-based Payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Description of accounting policy for income tax [text block]
Taxation (
Note
22
)

Accounting Policy:
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case they are recognized in other comprehensive income or directly in equity.

Current income tax is based on taxable earnings for the year. The tax rates and tax laws to compute the amount payable are those that are substantively enacted in each tax regime at the date of the statement of financial position.

Deferred income tax is recognized, using the liability method, on temporary differences between the carrying value of assets and liabilities in the statement of financial position, unused tax losses, unused tax credits and the corresponding tax bases used in the computation of taxable earnings, based on tax rates and tax laws that are substantively enacted at the date of the statement of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not
reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences to the extent that the realization of the related tax benefit through future taxable earnings is probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Accounting Estimates and Judgments:
Recognition of Deferred Income Tax Assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed, reviewed by management and are consistent with the forecasts utilized for business planning and impairment testing purposes. Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses recognized and unrecognized income tax assets.

Accounting Estimates and Judgments:
Tax Contingencies

The Company’s operations involve dealing with uncertainties and judgments in the application of tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with tax authorities in various jurisdictions and resolution of disputes arising from tax audits. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these liabilities in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may
result in a payment that is materially different from the Company’s current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Description of accounting policy for leases [text block]
Finance Leases (
Note
20
)

Accounting Policy:
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized as assets of the Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation. Finance costs are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company’s general policy on borrowing costs.

The Company will apply the new lease accounting standard, IFRS
16,
on its effective date of
January 1, 2019.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and Cash Equivalents

Accounting Policy:
Cash in the statement of financial position includes cash on hand and held at banks and cash equivalents include short-term guaranteed investment certificates redeemable within three
months or less at the date of purchase.

Description of accounting policy for financial instruments [text block]
Financial Instruments

Accounting Policy:
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.

Amortized cost
Financial assets that meet the following conditions are measured subsequently at amortized cost:
• the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and
• the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company's financial assets at amortized cost primarily include cash and cash equivalents, trade and other receivables and value added taxes receivable included in other current and non-current financial assets in the Consolidated Statement of Financial Position.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI:
• The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company has designated certain investments in marketable securities that are not
held for trading as FVTOCI (note
14
).

On initial recognition, the Company
may
make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not
permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not
reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to retained earnings.

Financial assets measured subsequently at fair value through profit or loss (“FVTPL”)

By default, all other financial assets are measured subsequently at FVTPL.

The Company, at initial recognition,
may
also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not
part of a designated hedging relationship. Fair value is determined in the manner described in note
24.
The Company's financial assets at FVTPL include its account receivable arising from sales of metal contained in concentrates.

Accounting Policy:
Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity.
No
gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities that are
not
contingent consideration of an acquirer in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using effective interest method.

The Company's financial liabilities at amortized cost primarily include trade and other payables, debt facilities (note
19
) and equipment financing obligations (note
20
).

Financial instruments designated as hedging instruments

The Company does
not
currently apply nor have a past practice of applying hedge accounting to financial instruments.

Impairment

The Company recognizes a loss allowance for expected credit losses on its financial assets. The amount of expected credit losses is updated at each reporting period to reflect changes in credit risk since initial recognition of the respective financial instruments.

Description of accounting policy for provisions [text block]
Provisions (
Note
21
)

Accounting Policy:
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate of the obligation can be made. The amount recognized as a provision is the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.

Accounting Estimates and Judgments:
Estimated Reclamation and Closure Costs

The Company’s provision for decommissioning liabilities represents management’s best estimate of the present value of the future cash outflows required to settle estimated reclamation and closure costs at the end of the mine’s life. The provision reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to reclamation and closure cost obligations are recorded with a corresponding change to the carrying amounts of related mining properties. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

Description of accounting policy for earnings per share [text block]
Earnings or Loss per Share (
Note
11
)

Accounting Policy:
Basic earnings or loss per share for the period is calculated by dividing the earnings or loss attributable to equity holders of the Company by the weighted average number of shares outstanding during the reporting period.

Diluted earnings or loss per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive share equivalents, such as stock options and share purchase warrants, and assumes the receipt of proceeds upon exercise of the options to determine the number of shares assumed to be purchased at the average market price during the period.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
Future Changes in Accounting Policies
Not
Yet Effective as at
December 31, 2018

Leases

In
January 2016,
the IASB published a new accounting standard, IFRS
16
-
Leases
("IFRS
16"
) which supersedes IAS
17
-
Leases
. IFRS
16
applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset. Control is considered to exist if the customer has the right to obtain substantially all of the economic benefits from the use of an identified asset and the right to direct the use of that asset. For those assets determined to meet the definition of a lease, IFRS
16
introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets.

The Company will adopt IFRS
16
on its effective date of
January 1, 2019
retrospectively, with the cumulative effect of initially applying the standard as an adjustment to retained earnings and no
restatement of comparative information. The Company has elected to measure its right of use assets at amounts equal to the associated lease liabilities.

The Company has also elected to apply the available exemptions as permitted by IFRS
16
to recognize a lease expense on a straight line basis for short term leases (lease term of
12
months or less) and low value assets. The Company has also elected to apply the practical expedient whereby leases whose term ends within
12
months of the date of initial application would be accounted for in the same way as short term leases.

Upon the adoption of IFRS
16,
the Company expects to recognize additional right of use assets and lease liabilities related to the Company’s equipment and building rental, land leases and service contracts, including certain of the Company’s drilling and blasting contracts that contain embedded leases for property, plant and equipment. Due to the recognition of additional lease assets and liabilities, a higher amount of depreciation expense and interest expense on lease liabilities will be recorded under IFRS
16
compared to the current standard. Additionally, a corresponding reduction in production costs is expected. Lastly, the Company expects a positive impact on operating cash flows with a corresponding increase in financing cash outflows under IFRS
16.